Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net Disclosure [Abstract]
PROPERTY AND EQUIPMENT, net

NOTE 3 - PROPERTY AND EQUIPMENT, net

	December 31
	2022	2021
	U.S. dollars in thousands
Cost:
Computers and software	124	76	*
Office furniture and equipment	7	7
Electronic equipment	9	9	*
	140	92
Less - accumulated depreciation	72	49
	68	43

*	Reclassified.